Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets [Abstract]
Summary of intangible assets
Intangible assets at December 31, 2017 and 2016 are summarized as follows:

	2017
	Net balances at year start	Additions (Disposals)	Transfers and others	Amortization	Net balances at year end	Estimated useful life (years)
Software	$8,114	$-	$(4,079)	$1,673	$2,362	3 and 5
Trademark (a)	125,528	-	-	-	125,528	Indefinite
	$133,642	$-	$(4,079)	$1,673	$127,890

	2016
	Net balances at year start	Additions (Disposals)	Transfers and others	Amortization	Net balances at year end	Estimated useful life (years)
Software	$10,610	$-	$3,320	$5,816	$8,114	3 and 5
Trademark (a)	125,528	-	-	-	125,528	Indefinite
	$136,138	$-	$3,320	$5,816	$133,642

(a)
Corresponds to the rights on the Marmex trademark associated with the specialized maritime division segment, specifically the offshore vessels operation. This trademark is subject to annual impairment testing.